Schedule of key management personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Staff Numbers And Costs
Salaries, wages and incentives	$ 957	$ 1,120	$ 1,578
Social security costs	6	38	151
Pension contributions	35	60	114
Equity incentives			392
Total	$ 998	$ 1,218	$ 2,236